Stockholders' equity (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' equity
Schedule of share capital

	June 30, 2021
Stockholders	Common shares	Golden shares	Total

Shareholders with more than 5% of total capital	1,904,734,340	—	1,904,734,340
Previ	447,780,782	—	447,780,782
Capital World Investors	302,201,922	—	302,201,922
Capital Research Global Investors	294,934,543	—	294,934,543
Bradespar	293,907,266	—	293,907,266
Mitsui&co	286,347,055	—	286,347,055
Blackrock, Inc	279,562,772	—	279,562,772
Others	3,132,978,884	—	3,132,978,884
Golden shares	—	12	12
Total outstanding (without shares in treasury)	5,037,713,224	12	5,037,713,236
Shares in treasury	246,761,546	—	246,761,546
Total capital	5,284,474,770	12	5,284,474,782